iShares
®
U.S. Manufacturing ETF
Schedule of Investments
(unaudited)
June 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  14 .5%
Axon Enterprise, Inc.
(a) (b)
.................... 208 $ 172,211
Boeing Co. (The)
(a)
........................ 2,232 467,671
BWX Technologies, Inc. .................... 281 40,481
Curtiss-Wright Corp. ....................... 101 49,344
General Dynamics Corp. .................... 949 276,785
HEICO Corp. ........................... 140 45,920
Huntington Ingalls Industries, Inc. .............. 133 32,114
Kratos Defense & Security Solutions, Inc.
(a) (b)
...... 482 22,389
L3Harris Technologies, Inc. .................. 640 160,538
Leonardo DRS, Inc. ....................... 226 10,504
Lockheed Martin Corp. ..................... 849 393,206
Moog, Inc. , Class A ....................... 114 20,631
Northrop Grumman Corp. ................... 531 265,489
Rocket Lab Corp.
(a)
....................... 945 33,803
RTX Corp. ............................. 4,821 703,962
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 409 15,603
Textron, Inc.
(b)
........................... 678 54,437
TransDigm Group, Inc. ..................... 209 317,814
Woodward, Inc. .......................... 183 44,851
3,127,753
a
Automobile Components  —  0 .8%
LCI Industries ........................... 414 37,753
Modine Manufacturing Co.
(a)
................. 815 80,277
Patrick Industries, Inc. ..................... 538 49,641
167,671
a
Automobiles  —  8 .2%
Ford Motor Co. .......................... 60,610 657,618
General Motors Co. ....................... 16,541 813,983
Harley-Davidson, Inc. ...................... 1,847 43,589
Lucid Group, Inc.
(a) (b)
....................... 18,930 39,942
Rivian Automotive, Inc. , Class A
(a) (b)
............. 9,831 135,078
Thor Industries, Inc. ....................... 823 73,091
1,763,301
a
Building Products  —  8 .1%
A O Smith Corp. ......................... 913 59,866
AAON, Inc. ............................. 559 41,226
Carrier Global Corp. ....................... 5,617 411,108
CSW Industrials, Inc. ...................... 117 33,559
Johnson Controls International PLC ............ 3,878 409,595
Lennox International, Inc. ................... 255 146,176
Trane Technologies PLC .................... 1,387 606,688
Zurn Elkay Water Solutions Corp. .............. 1,004 36,716
1,744,934
a
Commercial Services & Supplies  —  0 .5%
MSA Safety, Inc. ......................... 637 106,717
a
Communications Equipment  —  0 .4%
Lumentum Holdings, Inc.
(a)
.................. 931 88,501
a
Electrical Equipment  —  16 .1%
Acuity, Inc. ............................. 498 148,573
AMETEK, Inc. ........................... 3,922 709,725
Atkore, Inc. ............................. 560 39,508
Bloom Energy Corp. , Class A
(a)
................ 3,750 89,700
Eaton Corp. PLC ......................... 2,585 922,818
EnerSys ............................... 729 62,526
Generac Holdings, Inc.
(a)
.................... 1,044 149,511
Hubbell, Inc. ............................ 799 326,320
NEXTracker, Inc. , Class A
(a)
.................. 1,833 99,660
NuScale Power Corp. , Class A
(a) (b)
.............. 724 28,642
Security Shares Value
a
Electrical Equipment (continued)
nVent Electric PLC ........................ 2,312 $ 169,354
Plug Power, Inc.
(a) (b)
....................... 18,087 26,950
Powell Industries, Inc. ...................... 143 30,095
Regal Rexnord Corp. ...................... 946 137,132
Rockwell Automation, Inc. ................... 1,577 523,832
3,464,346
a
Electronic Equipment, Instruments & Components  —  13 .9%
Advanced Energy Industries, Inc. .............. 540 71,550
Amphenol Corp. , Class A ................... 9,045 893,194
Badger Meter, Inc. ........................ 190 46,540
Belden, Inc. ............................ 647 74,923
Coherent Corp.
(a)
......................... 2,215 197,600
Fabrinet
(a)
.............................. 517 152,349
Itron, Inc.
(a)
............................. 656 86,349
Littelfuse, Inc. ........................... 397 90,012
Ralliant Corp.
(a)
.......................... 2,039 98,871
TE Connectivity PLC ...................... 4,461 752,437
Teledyne Technologies, Inc.
(a)
................. 786 402,676
TTM Technologies, Inc.
(a)
.................... 1,062 43,351
Vontier Corp. ............................ 2,298 84,796
2,994,648
a
Industrial Conglomerates  —  4 .0%
Honeywell International, Inc. ................. 3,728 868,177
a
Leisure Products  —  0 .2%
Brunswick Corp. ......................... 1,064 58,775
a
Machinery  —  29 .5%
Alamo Group, Inc. ........................ 165 36,033
Albany International Corp. , Class A ............. 573 40,184
Allison Transmission Holdings, Inc. ............. 1,376 130,706
Crane Co. .............................. 310 58,866
Cummins, Inc. ........................... 2,432 796,480
Deere & Co. ............................ 1,616 821,720
Dover Corp. ............................ 2,410 441,584
Enpro, Inc. ............................. 147 28,158
ESCO Technologies, Inc.
(b)
.................. 376 72,143
Federal Signal Corp. ...................... 825 87,796
Fortive Corp. ............................ 6,119 318,983
Franklin Electric Co., Inc. ................... 347 31,140
Graco, Inc. ............................. 1,275 109,612
Greenbrier Companies, Inc. (The) .............. 642 29,564
IDEX Corp. ............................. 579 101,655
JBT Marel Corp. ......................... 815 98,012
Lincoln Electric Holdings, Inc. ................ 915 189,698
Middleby Corp. (The)
(a) (b)
.................... 965 138,960
Mueller Water Products, Inc. , Series A ........... 1,340 32,214
Oshkosh Corp. .......................... 971 110,247
PACCAR, Inc. ........................... 8,967 852,403
Parker-Hannifin Corp. ...................... 906 632,814
Pentair PLC ............................ 1,098 112,721
Snap-on, Inc. ........................... 921 286,597
SPX Technologies, Inc.
(a)
.................... 298 49,969
Standex International Corp. .................. 242 37,868
Stanley Black & Decker, Inc. ................. 3,179 215,377
Terex Corp. ............................. 941 43,935
Toro Co. (The) ........................... 1,805 127,577
Trinity Industries, Inc. ...................... 1,559 42,109
Watts Water Technologies, Inc. , Class A .......... 180 44,260
Xylem, Inc. ............................. 1,810 234,142
6,353,527
a

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
U.S. Manufacturing ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Professional Services  —  0 .6%
Amentum Holdings, Inc.
(a) (b)
.................. 503 $ 11,876
KBR, Inc. .............................. 500 23,970
Leidos Holdings, Inc. ...................... 495 78,091
Science Applications International Corp. ......... 198 22,297
136,234
a
Semiconductors & Semiconductor Equipment  —  2 .9%
Enphase Energy, Inc.
(a)
..................... 2,961 117,404
First Solar, Inc.
(a)
......................... 1,502 248,641
FormFactor, Inc.
(a)
........................ 1,172 40,328
MKS, Inc. .............................. 1,007 100,056
Qorvo, Inc.
(a)
............................ 1,356 115,138
621,567
Total Long-Term Investments — 99.7%
(Cost: $ 19,991,871 ) ................................. 21,496,151
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  2 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(c) (d) (e)
...................... 511,114 $ 511,319
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 49,672 49,672
a
Total Short-Term Securities — 2.6%
(Cost: $ 560,985 ) ................................... 560,991
Total Investments — 102.3%
(Cost: $ 20,552,856 ) ................................. 22,057,142
Liabilities in Excess of Other Assets — ( 2 .3 ) % ............... (505,916)
Net Assets — 100.0% ................................. $ 21,551,226
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
  Shares Held
at 06/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 276,266  $ 235,062
(a)
$ —  $ (15) $ 6  $ 511,319  511,114  $ 451
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 21,649  28,023
(a)
—  —  —  49,672  49,672  369  —
$ (15) $ 6
$ 560,991
$ 820  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 4 09/19/25 $ 44 $ 720

iShares
®
U.S. Manufacturing ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2025
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 21,496,151  $ —  $ —  $ 21,496,151
Short-Term Securities
Money Market Funds ...................................... 560,991  —  —  560,991
$ 22,057,142  $ —  $ —  $ 22,057,142
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 720  $ —  $ —  $ 720
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.